Provisions and other non-current liabilities - Changes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in provisions and other non-current liabilities
Balance as of the beginning of the period	$ 21,257	$ 21,402	$ 20,269
Allowances	1,056	1,269	2,724
Reversals	(1,538)	(1,315)	(1,397)
Currency translation adjustment	(419)	212	(834)
Other	(484)	(311)	640
Balance as of the end of the period	19,872	21,257	21,402
Provision for financial risk
Changes in provisions and other non-current liabilities
Allowances	20	18	1,363
Reversals	(16)	(29)	(15)
Asset retirement obligations
Changes in provisions and other non-current liabilities
Allowances	568	524	430
Reversals	(464)	(339)	(418)
Provisions for environmental contingencies
Changes in provisions and other non-current liabilities
Allowances	65	117	97
Reversals	(183)	(158)	(133)
Restructuring activities
Changes in provisions and other non-current liabilities
Allowances	15	69	31
Reversals	$ (103)	$ (138)	$ (230)